Carnival Corporation & PLC Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
OPERATING ACTIVITIES
Net Income (Loss)	$ (9,501)	$ (10,236)	$ 2,990
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	2,233	2,241	2,160
Impairments	834	4,063	26
(Gains) losses on debt extinguishment	668	459	0
(Income) loss from equity-method investments	129	20	(15)
Share-based compensation	121	105	46
Amortization of discounts and debt issue costs	172	119	22
Noncash lease expense	140	172	0
Other, net	137	(56)	37
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(5,067)	(3,114)	5,265
Changes in operating assets and liabilities
Receivables	(7)	125	(114)
Inventories	(63)	77	79
Prepaid expenses and other	(1,070)	(209)	(254)
Accounts payable	206	(165)	34
Accrued liabilities and other	601	(311)	80
Customer deposits	1,291	(2,703)	387
Net cash provided by (used in) operating activities	(4,109)	(6,301)	5,475
INVESTING ACTIVITIES
Purchases of property and equipment	(3,607)	(3,620)	(5,429)
Proceeds from sales of ships and other	351	334	26
Purchase of minority interest	(90)	(81)	0
Purchases of short-term investments	(2,873)	0	0
Proceeds from maturity of short-term investments	2,673	0	0
Derivative settlements and other, net	3	127	126
Net cash provided by (used in) investing activities	(3,543)	(3,240)	(5,277)
FINANCING ACTIVITIES
Proceeds from (repayments of) short-term borrowings, net	(293)	2,852	(605)
Principal repayments of long-term debt	(5,956)	(1,621)	(1,651)
Premium paid on extinguishment of debt	(545)	0	0
Proceeds from issuance of long-term debt	13,042	15,020	3,674
Dividends paid	0	(689)	(1,387)
Purchases of common stock	0	(12)	(603)
Issuance of common stock, net	1,009	3,249	4
Issuance of common stock under the Stock Swap Program	206	0	0
Issuance of common stock under the Stock Swap Program	(188)	0	0
Debt issue costs and other, net	(327)	(150)	(86)
Net cash provided by (used in) financing activities	6,949	18,650	(655)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(13)	53	(9)
Net increase (decrease) in cash, cash equivalents and restricted cash	(715)	9,161	(465)
Cash, cash equivalents and restricted cash at beginning of year	9,692	530	996
Cash, cash equivalents and restricted cash at end of year	$ 8,976	$ 9,692	$ 530